BlackRock U.S. Mortgage Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited)
January 31, 2022
Security
Par (000)
Par (000) Value
Asset-Backed Securities — 20.0%
510 Loan Acquisition Trust, Series 2020-1,
Class A, 5.11%, 09/25/60
(a)(b)
......... USD 1,306 $ 1,325,226
Ajax Mortgage Loan Trust
(b)
Series 2018-A, Class B, 0.00%, 04/25/58 2 1,859
Series 2019-B, Class A, 3.75%, 01/25/59
(c)
1,340 1,348,693
Series 2020-A, Class A, 2.37%, 12/25/59
(a)
1,856 1,838,686
Series 2020-A, Class B, 3.50%, 12/25/59
(a)
233 226,729
Series 2020-A, Class C, 0.00%, 12/25/59
(d)
558 349,555
Series 2020-C, Class A, 2.25%, 09/27/60
(a)
160 160,004
Series 2020-C, Class B, 5.00%, 09/27/60
(a)
150 151,325
Series 2020-C, Class C, 0.00%, 09/27/60 472 387,506
Series 2020-D, Class A, 2.25%, 06/25/60
(a)
457 453,585
Series 2020-D, Class B, 5.00%, 06/25/60
(a)
210 210,604
Series 2020-D, Class C, 0.00%, 06/25/60 496 465,546
Series 2021-E, Class B3, 3.92%, 12/25/60
(c)
382 187,713
Series 2021-E, Class XS, 0.00%, 12/25/60
(c)
6,215 175,093
Series 2021-F, Class A, 1.87%, 06/25/61
(a)
1,852 1,814,397
Series 2021-F, Class B, 3.75%, 06/25/61
(a)
216 213,434
Series 2021-F, Class C, 0.00%, 06/25/61 . 403 345,286
Series 2021-G, Class A, 1.87%, 06/25/61
(c)
2,203 2,159,024
Series 2021-G, Class B, 3.75%, 06/25/61
(c)
256 250,096
Series 2021-G, Class C, 0.00%, 06/25/61
(d)
465 429,013
Bayview Financial Revolving Asset Trust,
Series 2004-B, Class A1, (LIBOR USD 1
Month + 1.00%), 1.11%, 05/28/39
(b)(c)(d)
.. 2,279 2,062,147
BDS Ltd., Series 2021-FL9, Class A, (LIBOR
USD 1 Month + 1.07%), 1.17%, 11/16/38
(b)(c)
680 678,173
Bear Stearns Asset-Backed Securities I Trust
(c)
Series 2006-HE8, Class 1A3, (LIBOR USD
1 Month + 0.26%), 0.37%, 10/25/36 .. 1,200 1,155,568
Series 2007-HE2, Class 22A, (LIBOR USD
1 Month + 0.14%), 0.25%, 03/25/37 .. 642 620,250
BSPRT Issuer Ltd., Series 2022-FL8, Class A,
(SOFR30A + 1.50%), 1.55%, 02/15/37
(b)(c)
2,730 2,730,000
Carrington Mortgage Loan Trust, Series 2007-
FRE1, Class M1, (LIBOR USD 1 Month +
0.50%), 0.61%, 02/25/37
(c)
.......... 1,693 1,636,706
CFMT LLC, Series 2020-HB4, Class M4,
4.95%, 12/26/30
(b)(c)
............... 900 890,391
Countrywide Asset-Backed Certificates
(c)
Series 2002-BC3, Class M2, (LIBOR USD 1
Month + 1.73%), 1.83%, 05/25/32 ... 1,573 1,567,227
Series 2006-22, Class M1, (LIBOR USD 1
Month + 0.23%), 0.34%, 05/25/47 ... 2,009 1,814,509
Series 2007-BC3, Class 1A, (LIBOR USD 1
Month + 0.18%), 0.29%, 11/25/47 ... 824 817,480
Credit-Based Asset Servicing & Securitization
LLC, Series 2007-CB6, Class A4, (LIBOR
USD 1 Month + 0.34%), 0.45%, 07/25/37
(b)(c)
1,763 1,438,619
CWABS Asset-Backed Certificates Trust, Series
2006-18, Class M1, (LIBOR USD 1 Month +
0.30%), 0.41%, 03/25/37
(c)
.......... 1,503 1,569,680
CWABS, Inc. Asset-Backed Certificates Trust,
Series 2004-6, Class 2A4, (LIBOR USD 1
Month + 0.90%), 1.01%, 11/25/34
(c)
..... 8 7,673
Dryden XXVIII Senior Loan Fund, Series 2013-
28A, Class A1LR, (LIBOR USD 3 Month +
1.20%), 1.36%, 08/15/30
(b)(c)
......... 1,000 1,000,455
GSAA Home Equity Trust, Series 2006-5,
Class 1A1, (LIBOR USD 1 Month + 0.36%),
0.47%, 03/25/36
(c)
................ 108 45,223
GSAMP Trust, Series 2006-HE5, Class M1,
(LIBOR USD 1 Month + 0.30%), 0.41%,
08/25/36
(c)
..................... 1,856 1,774,488
Home Partners of America Trust, Series 2021-
3, Class F, 4.24%, 01/17/41
(b)
......... 2,000 1,972,414
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Legacy Mortgage Asset Trust, Series 2019-
SL2, Class A, 3.38%, 02/25/59
(b)(c)
..... USD 1,641 $ 1,642,907
Litigation Fee Residual Funding LLC, Series
2015-1,  4.00%, 10/30/27
(d)
.......... 35 33,890
Long Beach Mortgage Loan Trust
(c)
Series 2006-1, Class 2A4, (LIBOR USD 1
Month + 0.60%), 0.71%, 02/25/36 ... 704 653,526
Series 2006-7, Class 2A3, (LIBOR USD 1
Month + 0.16%), 0.27%, 08/25/36 ... 1,734 896,523
Series 2006-10, Class 2A2, (LIBOR USD 1
Month + 0.11%), 0.22%, 11/25/36 .... 9 3,604
Morgan Stanley IXIS Real Estate Capital Trust,
Series 2006-1, Class A3, (LIBOR USD 1
Month + 0.30%), 0.41%, 07/25/36
(c)
.... 445 231,333
Mosaic Solar Loan Trust, Series 2019-2A,
Class A, 2.88%, 09/20/40
(b)
.......... 51 51,401
New Residential Mortgage Loan Trust, Series
2022-SFR1, Class F, 4.44%, 02/17/39
(b)
.. 2,739 2,733,282
Option One Mortgage Loan Trust, Series 2007-
FXD1, Class 2A1, 5.87%, 01/25/37
(a)
.... 1,178 1,141,758
Progress Residential Trust
(b)
Series 2019-SFR1, Class G, 5.31%,
08/17/35 .................... 1,500 1,493,153
Series 2019-SFR2, Class G, 5.09%,
05/17/36 .................... 2,470 2,472,586
Series 2019-SFR4, Class G, 3.93%,
10/17/36 .................... 2,000 1,996,171
Series 2020-SFR3, Class G, 4.11%,
10/17/27 .................... 2,750 2,717,181
Series 2021-SFR10, Class F, 4.61%,
12/17/40 .................... 1,500 1,469,328
Series 2021-SFR11, Class F, 4.42%,
01/17/39 .................... 2,000 1,936,624
Series 2022-SFR1, Class F, 4.88%,
02/17/29
(c)
................... 2,500 2,440,620
RASC Series Trust, Series 2006-EMX9, Class
1A4, (LIBOR USD 1 Month + 0.24%),
0.59%, 11/25/36
(c)
................ 1,192 1,070,781
Structured Asset Securities Corp. Mortgage
Loan Trust, Series 2007-MN1A, Class A1,
(LIBOR USD 1 Month + 0.23%), 0.34%,
01/25/37
(b)(c)
.................... 1,314 933,412
Tricon American Homes, Series 2020-SFR1,
Class F, 4.88%, 07/17/38
(b)
.......... 1,050 1,065,481
Total Asset-Backed Securities — 20.0%
(Cost: $56,851,635) .............................. 59,257,938
Corporate Bonds — 0.4%
Insurance — 0.4%
Sitka Holdings LLC, (LIBOR USD 3 Month +
4.50%), 5.25%, 07/06/26
(b)(c)
......... 1,195 1,212,878
Total Corporate Bonds — 0.4%
(Cost: $1,186,621) .............................. 1,212,878
Non-Agency Mortgage-Backed Securities — 44.3%
Collateralized Mortgage Obligations — 17.8%
Alternative Loan Trust
Series 2004-12CB, Class 1A1, 5.00%,
07/25/19 .................... 1 809
Series 2006-45T1, Class 2A7, (LIBOR USD
1 Month + 0.34%), 0.45%, 02/25/37
(c)
. 1,603 745,471
Banc of America Mortgage Trust, Series 2005-I,
Class 2A5, 2.75%, 10/25/35
(c)
........ 103 105,479

BlackRock U.S. Mortgage Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
January 31, 2022
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
Barclays Mortgage Trust
(b)
Series 2021-NPL1, Class A, 2.00%,
12/27/60
(a)
................... USD 1,943 $ 1,914,045
Series 2021-NPL1, Class B, 4.62%,
12/27/60
(a)
................... 177 174,500
Series 2021-NPL1, Class C, 0.00%,
12/27/60
(d)
................... 404 484,440
BCAP LLC Trust, Series 2012-RR3, Class 3A8,
2.93%, 07/26/37
(b)(c)
............... 1,701 1,637,292
Bear Stearns ALT-A Trust, Series 2007-1,
Class 1A1, (LIBOR USD 1 Month + 0.32%),
0.43%, 01/25/47
(c)
................ 740 699,920
ChaseFlex Trust, Series 2007-1, Class 2A7,
6.00%, 02/25/37 ................. 1,978 1,075,747
CHL Mortgage Pass-Through Trust, Series
2005-17, Class 1A6, 5.50%, 09/25/35 ... 36 36,230
Citigroup Mortgage Loan Trust, Series 2015-A,
Class B4, 4.50%, 06/25/58
(b)(c)
........ 1,925 1,907,707
CitiMortgage Alternative Loan Trust, Series
2007-A5, Class 1A6, 6.00%, 05/25/37 ... 673 666,330
Connecticut Avenue Securities Trust
(b)(c)
Series 2021-R01, Class 1B2, (SOFR30A +
6.00%), 6.05%, 10/25/41 ......... 1,827 1,788,006
Series 2021-R03, Class 1B2, (SOFR30A +
5.50%), 5.55%, 12/25/41 ......... 1,500 1,419,321
Credit Suisse Mortgage Capital Certificates,
Series 2010-6R, Class 2A6B, 6.25%,
07/26/37
(b)
..................... 728 769,948
Federal Home Loan Mortgage Corp. STACR
REMIC Trust Variable Rate Notes, Series
2020-DNA5, Class B1, (SOFR30A + 4.80%),
4.85%, 10/25/50
(b)(c)
............... 2,500 2,662,916
Federal Home Loan Mortgage Corp. STACR
Trust Variable Rate Notes, Series 2020-
DNA4, Class B1, (LIBOR USD 1 Month +
6.00%), 6.11%, 08/25/50
(b)(c)
......... 1,000 1,058,472
Federal National Mortgage Association, Series
2021-R02, Class 2B1, (SOFR30A + 3.30%),
3.35%, 11/25/41
(b)(c)
............... 1,192 1,186,622
GSR Mortgage Loan Trust, Series 2006-9F,
Class 3A1, 6.25%, 10/25/36 ......... 691 689,924
Homeward Opportunities Fund I Trust
(b)(c)
Series 2020-2, Class B1, 5.45%, 05/25/65 1,985 2,007,023
Series 2020-2, Class M1, 3.90%, 05/25/65 2,625 2,633,476
IndyMac INDX Mortgage Loan Trust, Series
2006-AR15, Class A1, (LIBOR USD 1 Month
+ 0.24%), 0.35%, 07/25/36
(c)
......... 715 697,047
Lehman XS Trust, Series 2007-16N, Class AF2,
(LIBOR USD 1 Month + 0.95%), 1.06%,
09/25/47
(c)
..................... 1,251 1,552,188
MCM Trust
(d)
Series 2018-NPL2,  3.00%, 08/25/28 ... 290 289,818
Series 2021-VFN1,  3.00%, 08/28/28 ... 208 82,025
New Residential Mortgage Loan Trust, Series
2020-RPL1, Class B3, 3.88%, 11/25/59
(b)(c)
2,500 2,221,675
Provident Funding Mortgage Warehouse
Securitization Trust, Series 2021-1, Class
F, (LIBOR USD 1 Month + 4.50%), 4.61%,
02/25/55
(b)(c)
.................... 2,000 1,990,200
RALI Trust, Series 2007-QS1, Class 1A5,
(LIBOR USD 1 Month + 0.55%), 0.66%,
01/25/37
(c)
..................... 1,236 935,682
Reperforming Loan REMIC Trust, Series
2005-R3, Class AF, (LIBOR USD 1 Month +
0.40%), 0.51%, 09/25/35
(b)(c)
......... 201 178,479
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
Residential Asset Securitization Trust
(c)
Series 2006-A7CB, Class 2A2, (LIBOR USD
1 Month + 0.55%), 0.66%, 07/25/36 .. USD 2,591 $ 364,413
Series 2006-A7CB, Class 2A5, (LIBOR USD
1 Month + 0.25%), 0.36%, 07/25/36 .. 566 68,705
Series 2006-A7CB, Class 2A6, (LIBOR USD
1 Month + 54.00%), 53.14%, 07/25/36 455 947,963
RMF Buyout Issuance Trust, Series 2021-HB1,
Class M6, 6.00%, 11/25/31
(b)(c)(d)
....... 1,508 1,329,754
Seasoned Credit Risk Transfer Trust
Series 2018-3, Class MA, 3.50%, 08/25/57
(c)
371 380,030
Series 2018-4, Class MA, 3.50%, 03/25/58 604 619,841
Seasoned Loans Structured Transaction Trust
(b)
(c)
Series 2020-2, Class M1, 4.75%, 09/25/60 3,320 3,348,810
Series 2020-3, Class M1, 4.75%, 04/26/60 2,500 2,521,548
Spruce Hill Mortgage Loan Trust, Series 2020-
SH2, Class B1, 5.00%, 06/25/55
(b)(c)
.... 2,764 2,742,272
TVC Mortgage Trust, Series 2020-RTL1, Class
A1, 3.47%, 09/25/24
(b)
............. 1,500 1,502,434
Verus Securitization Trust, Series 2020-INV1,
Class B1, 5.75%, 03/25/60
(b)(c)
........ 1,100 1,126,721
WaMu Mortgage Pass-Through Certificates
Trust, Series 2007-OA5, Class 2A, (Cost of
Funds for the 11th District of San Francisco
+ 1.25%), 1.47%, 06/25/47
(c)
......... 2,143 1,916,087
Washington Mutual Mortgage Pass-Through
Certificates WMALT Trust
Series 2006-2, Class 2CB, 6.50%, 03/25/36 828 701,014
Series 2007-5, Class A3, 7.00%, 06/25/37 238 180,442
Western Mortgage Reference Notes
(b)(c)
Series 2021-CL2, Class M1, (SOFR30A +
3.15%), 3.20%, 07/25/59
(d)
........ 1,685 1,684,761
Series 2021-CL2, Class M2, (SOFR30A +
3.70%), 3.75%, 07/25/59 ......... 1,685 1,684,790
52,730,377
Commercial Mortgage-Backed Securities — 25.4%
1211 Avenue of the Americas Trust, Series
2015-1211, Class A1A2, 3.90%, 08/10/35
(b)
370 388,259
280 Park Avenue Mortgage Trust, Series
2017-280P, Class E, (LIBOR USD 1 Month +
2.12%), 2.23%, 09/15/34
(b)(c)
......... 560 555,784
Alen Mortgage Trust, Series 2021-ACEN, Class
D, (LIBOR USD 1 Month + 3.10%), 3.21%,
04/15/34
(b)(c)
.................... 276 274,616
Arbor Multifamily Mortgage Securities Trust,
Series 2020-MF1, Class E, 1.75%,
05/15/53
(b)
..................... 750 624,558
AREIT Trust
(b)(c)
Series 2021-CRE5, Class A, (LIBOR USD 1
Month + 1.08%), 1.19%, 07/17/26 ... 715 713,270
Series 2022-CRE6, Class A, (SOFR30A +
1.25%), 1.35%, 11/17/24 .......... 650 649,703
Ashford Hospitality Trust
(b)(c)
Series 2018-ASHF, Class D, (LIBOR USD 1
Month + 2.10%), 2.21%, 04/15/35 ... 280 275,468
Series 2018-ASHF, Class E, (LIBOR USD 1
Month + 3.10%), 3.21%, 04/15/35 ... 470 456,156
Atrium Hotel Portfolio Trust, Series 2017-ATRM,
Class E, (LIBOR USD 1 Month + 3.05%),
3.16%, 12/15/36
(b)(c)
............... 815 774,123
BAMLL Commercial Mortgage Securities Trust,
Series 2018-DSNY, Class D, (LIBOR USD 1
Month + 1.70%), 1.81%, 09/15/34
(b)(c)
... 160 158,394

BlackRock U.S. Mortgage Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
January 31, 2022
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
BANK
Series 2021-BN35, Class A5, 2.29%,
06/15/64 .................... USD 730 $ 712,565
Series 2021-BN38, Class A5, 2.52%,
12/15/64 .................... 1,700 1,691,398
Bayview Commercial Asset Trust
(b)(c)
Series 2006-3A, Class A2, (LIBOR USD 1
Month + 0.30%), 0.41%, 10/25/36 ... 1,039 1,006,959
Series 2006-4A, Class A1, (LIBOR USD 1
Month + 0.35%), 0.45%, 12/25/36 ... 818 794,263
BBCMS Mortgage Trust
Series 2017-DELC, Class F, (LIBOR USD 1
Month + 3.50%), 3.61%, 08/15/36
(b)(c)
. 618 612,564
Series 2020-C7, Class A5, 2.04%, 04/15/53 1,950 1,882,043
Series 2020-C7, Class D, 3.60%, 04/15/53
(b)
(c)
......................... 500 472,028
Series 2021-C12, Class A5, 2.69%, 11/15/54 3,000 3,038,968
Benchmark Mortgage Trust
Series 2019-B15, Class A5, 2.93%, 12/15/72 2,500 2,567,461
Series 2020-B16, Class C, 3.54%,
02/15/53
(c)
................... 159 157,435
Series 2020-B16, Class D, 2.50%,
02/15/53
(b)
................... 46 38,887
BFLD Trust, Series 2020-EYP, Class E, (LIBOR
USD 1 Month + 3.70%), 3.81%, 10/15/35
(b)(c)
685 685,000
BHMS, Series 2018-ATLS, Class C, (LIBOR
USD 1 Month + 1.90%), 2.01%, 07/15/35
(b)(c)
269 267,649
BPR Trust
(b)(c)
Series 2021-TY, Class A, (LIBOR USD 1
Month + 1.05%), 1.16%, 09/15/38 ... 1,000 998,796
Series 2021-TY, Class E, (LIBOR USD 1
Month + 3.60%), 3.71%, 09/15/38 ... 750 748,572
BX Commercial Mortgage Trust
(b)(c)
Series 2018-IND, Class H, (LIBOR USD 1
Month + 3.00%), 3.11%, 11/15/35 .... 718 713,902
Series 2019-XL, Class D, (LIBOR USD 1
Month + 1.45%), 1.56%, 10/15/36 ... 1,190 1,186,300
Series 2020-BXLP, Class A, (LIBOR USD 1
Month + 0.80%), 0.91%, 12/15/36 ... 506 505,312
Series 2020-BXLP, Class F, (LIBOR USD 1
Month + 2.00%), 2.11%, 12/15/36 ... 456 452,856
Series 2020-FOX, Class E, (LIBOR USD 1
Month + 3.60%), 3.71%, 11/15/32 ... 590 589,431
Series 2020-VKNG, Class F, (LIBOR USD 1
Month + 2.75%), 2.86%, 10/15/37 ... 822 815,751
Series 2021-CIP, Class E, (LIBOR USD 1
Month + 2.82%), 2.93%, 12/15/38 ... 585 584,647
Series 2021-MC, Class F, (LIBOR USD 1
Month + 2.35%), 2.46%, 04/15/34 ... 275 268,265
Series 2021-SOAR, Class J, (LIBOR USD 1
Month + 3.75%), 3.86%, 06/15/38 ... 120 117,897
Series 2021-VINO, Class F, (LIBOR USD 1
Month + 2.80%), 2.91%, 05/15/38 ... 275 272,254
Series 2021-XL2, Class A, (LIBOR USD 1
Month + 0.69%), 0.79%, 10/15/38 ... 2,650 2,631,674
BX Trust
(b)
Series 2019-OC11, Class A, 3.20%,
12/09/41 .................... 1,410 1,452,047
Series 2019-OC11, Class E, 4.08%,
12/09/41
(c)
................... 123 118,275
Series 2021-ARIA, Class G, (LIBOR USD 1
Month + 3.14%), 3.25%, 10/15/36
(c)
.. 300 297,745
Series 2021-SDMF, Class J, (LIBOR USD 1
Month + 4.03%), 4.14%, 09/15/34
(c)
.. 750 745,385
Series 2021-SOAR, Class G, (LIBOR USD 1
Month + 2.80%), 2.91%, 06/15/38
(c)
.. 250 245,615
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Series 2021-VIEW, Class D, (LIBOR USD 1
Month + 2.90%), 3.01%, 06/15/23
(c)
.. USD 275 $ 274,446
Series 2022-VAMF, Class F, (SOFR30A +
3.30%), 3.36%, 01/15/39
(c)
........ 450 448,735
BXP Trust, Series 2021-601L, Class D, 2.78%,
01/15/44
(b)(c)
.................... 750 675,716
CFCRE Commercial Mortgage Trust, Series
2018-TAN, Class E, 6.45%, 02/15/33
(b)(c)
. 300 303,791
CFK Trust, Series 2020-MF2, Class B, 2.79%,
03/15/39
(b)
..................... 336 331,029
Citigroup Commercial Mortgage Trust, Series
2019-PRM, Class E, 4.73%, 05/10/36
(b)(c)
. 100 101,286
CityLine Commercial Mortgage Trust, Series
2016-CLNE, Class A, 2.78%, 11/10/31
(b)(c)
400 404,254
Commercial Mortgage Trust
Series 2014-UBS2, Class A5, 3.96%,
03/10/47 .................... 345 357,925
Series 2015-CR25, Class A3, 3.51%,
08/10/48 .................... 587 601,454
Series 2015-CR25, Class C, 4.53%,
08/10/48
(c)
................... 255 261,174
Series 2017-PANW, Class A, 3.24%,
10/10/29
(b)
................... 1,580 1,596,711
Credit Suisse Mortgage Capital Certificates
(b)(c)
Series 2019-ICE4, Class E, (LIBOR USD 1
Month + 2.15%), 2.26%, 05/15/36 ... 280 279,735
Series 2020-FACT, Class F, (LIBOR USD 1
Month + 6.16%), 6.27%, 10/15/37 ... 600 611,738
Series 2020-NET, Class E, 3.70%, 08/15/37 750 745,591
Series 2021-980M, Class E, 3.54%,
07/15/31 .................... 730 676,274
CSAIL Commercial Mortgage Trust
Series 2018-C14, Class A4, 4.42%,
11/15/51
(c)
................... 600 664,711
Series 2019-C16, Class C, 4.24%,
06/15/52
(c)
................... 511 530,764
Series 2019-C17, Class C, 3.93%, 09/15/52 392 398,008
Series 2020-C19, Class B, 3.48%,
03/15/53
(c)
................... 365 376,127
CSMC Trust, Series 2021-BHAR, Class E,
(LIBOR USD 1 Month + 3.50%), 3.61%,
11/15/38
(b)(c)
.................... 300 300,104
DBGS Mortgage Trust
(b)(c)
Series 2018-BIOD, Class F, (LIBOR USD 1
Month + 2.00%), 2.10%, 05/15/35 ... 210 207,803
Series 2018-BIOD, Class G, (LIBOR USD 1
Month + 2.50%), 2.60%, 05/15/35 ... 275 273,191
ELP Commercial Mortgage Trust, Series
2021-ELP, Class J, (LIBOR USD 1 Month +
3.61%), 3.72%, 11/15/38
(b)(c)
......... 750 746,180
Extended Stay America Trust, Series 2021-
ESH, Class F, (LIBOR USD 1 Month +
3.70%), 3.81%, 07/15/38
(b)(c)
......... 527 526,593
GS Mortgage Securities Corp Trust, Series
2021-IP, Class E, (LIBOR USD 1 Month +
3.55%), 3.66%, 10/15/36
(b)(c)
......... 300 299,432
GS Mortgage Securities Corp. II, Series 2005-
ROCK, Class A, 5.37%, 05/03/32
(b)
..... 335 368,232
GS Mortgage Securities Corp. Trust
(b)(c)
Series 2021-DM, Class F, (LIBOR USD 1
Month + 3.44%), 3.54%, 11/15/36 ... 440 438,764
Series 2021-STAR, Class B, (LIBOR USD 1
Month + 1.40%), 1.51%, 12/15/36 ... 870 870,000
GS Mortgage Securities Trust, Series 2015-
GC32, Class D, 3.35%, 07/10/48 ...... 34 32,050

BlackRock U.S. Mortgage Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
January 31, 2022
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
GSCG Trust, Series 2019-600C, Class F,
3.99%, 09/06/34
(b)(c)
............... USD 300 $ 288,698
Hawaii Hotel Trust, Series 2019-MAUI, Class
A, (LIBOR USD 1 Month + 1.15%), 1.26%,
05/15/38
(b)(c)
.................... 250 249,847
Hilton USA Trust, Series 2016-HHV, Class C,
4.19%, 11/05/38
(b)(c)
............... 519 542,434
HONO Mortgage Trust
(b)(c)
Series 2021-LULU, Class E, (LIBOR USD 1
Month + 3.35%), 3.46%, 10/15/36 ... 590 588,742
Series 2021-LULU, Class F, (LIBOR USD 1
Month + 4.40%), 4.51%, 10/15/36 ... 410 409,147
Hudson Yards Mortgage Trust, Series 2019-
30HY, Class D, 3.44%, 07/10/39
(b)(c)
.... 208 208,983
IMT Trust, Series 2017-APTS, Class BFX,
3.50%, 06/15/34
(b)(c)
............... 1,250 1,275,536
JPMorgan Chase Commercial Mortgage
Securities Corp.
(b)
Series 2017-FL10, Class E, (LIBOR USD 1
Month + 3.90%), 4.01%, 06/15/32
(c)
.. 275 274,646
Series 2018-AON, Class A, 4.13%, 07/05/31 610 627,455
JPMorgan Chase Commercial Mortgage
Securities Trust
(b)(c)
Series 2016-NINE, Class A, 2.85%,
09/06/38 .................... 640 649,713
Series 2022-OPO, Class D, 3.45%, 01/05/39 750 707,262
Life Mortgage Trust, Series 2021-BMR, Class
F, (LIBOR USD 1 Month + 2.35%), 2.46%,
03/15/38
(b)(c)
.................... 267 263,668
Med Trust, Series 2021-MDLN, Class G,
(LIBOR USD 1 Month + 5.25%), 5.36%,
11/15/38
(b)(c)
.................... 750 740,604
MF1 Multifamily Housing Mortgage Loan Trust,
Series 2021-W10, Class G, (SOFR30A +
4.22%), 4.27%, 12/15/34
(b)(c)
......... 450 451,549
MFT Trust
(b)(c)
Series 2020-ABC, Class C, 3.48%, 02/10/42 292 272,343
Series 2020-ABC, Class D, 3.48%, 02/10/42 170 155,144
MHC Commercial Mortgage Trust
(b)(c)
Series 2021-MHC, Class A, (LIBOR USD 1
Month + 0.80%), 0.91%, 04/15/38 ... 166 165,368
Series 2021-MHC, Class F, (LIBOR USD 1
Month + 2.60%), 2.71%, 04/15/38 ... 266 264,000
MHP, Series 2021-STOR, Class J, (LIBOR USD
1 Month + 3.95%), 4.06%, 07/15/38
(b)(c)
.. 280 278,865
Morgan Stanley Bank of America Merrill Lynch
Trust, Series 2015-C26, Class A5, 3.53%,
10/15/48 ...................... 1,103 1,156,601
Morgan Stanley Capital I Trust
Series 2014-150E, Class A, 3.91%,
09/09/32
(b)
................... 595 615,959
Series 2017-CLS, Class E, (LIBOR USD 1
Month + 1.95%), 2.06%, 11/15/34
(b)(c)
. 675 671,609
Series 2017-HR2, Class D, 2.73%, 12/15/50 555 486,534
Series 2018-H4, Class A4, 4.31%, 12/15/51 1,824 2,023,678
Series 2018-SUN, Class A, (LIBOR USD 1
Month + 0.90%), 1.01%, 07/15/35
(b)(c)
. 595 594,533
Series 2020-L4, Class D, 2.50%, 02/15/53
(b)
116 99,776
Motel Trust, Series 2021-MTL6, Class F,
(LIBOR USD 1 Month + 3.55%), 3.66%,
09/15/38
(b)(c)
.................... 300 299,638
MSCG Trust, Series 2018-SELF, Class F,
(LIBOR USD 1 Month + 3.05%), 3.16%,
10/15/37
(b)(c)
.................... 295 293,519
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Natixis Commercial Mortgage Securities Trust,
Series 2018-FL1, Class A, (LIBOR USD 1
Month + 0.95%), 1.06%, 06/15/35
(b)(c)
... USD 100 $ 98,651
One Bryant Park Trust, Series 2019-OBP, Class
A, 2.52%, 09/15/54
(b)
.............. 1,072 1,062,307
PKHL Commercial Mortgage Trust, Series
2021-MF, Class NR, (LIBOR USD 1 Month +
6.00%), 6.11%, 07/15/38
(b)(c)
......... 300 299,837
SMRT, Series 2022-MINI, Class E, (SOFR30A
+ 2.70%), 2.75%, 01/15/24
(b)(c)
........ 450 450,631
SREIT Trust
(b)(c)
Series 2021-MFP, Class F, (LIBOR USD 1
Month + 2.62%), 2.73%, 11/15/38 ... 750 743,414
Series 2021-PALM, Class G, (LIBOR USD 1
Month + 3.62%), 3.73%, 10/15/34 ... 750 749,870
STWD Trust, Series 2021-FLWR, Class G,
(LIBOR USD 1 Month + 3.67%), 3.78%,
07/15/23
(b)(c)
.................... 280 278,865
UBS-Barclays Commercial Mortgage Trust,
Series 2012-C3, Class D, 5.05%, 08/10/49
(b)
(c)
........................... 700 705,547
VCC Trust, Series 2020-MC1, Class A, 4.50%,
06/25/45
(b)(c)
.................... 325 325,122
Velocity Commercial Capital Loan Trust
(b)(c)
Series 2019-3, Class M4, 3.68%, 10/25/49 1,645 1,591,776
Series 2020-1, Class M4, 3.54%, 02/25/50 954 926,473
Series 2021-4, Class M5, 5.68%, 12/26/51 1,970 1,946,880
Wells Fargo Commercial Mortgage Trust
Series 2015-NXS4, Class B, 4.22%,
12/15/48
(c)
................... 650 677,190
Series 2016-NXS5, Class B, 4.95%,
01/15/59
(c)
................... 625 661,208
Series 2016-NXS5, Class C, 4.98%,
01/15/59
(c)
................... 238 251,649
Series 2018-1745, Class A, 3.75%,
06/15/36
(b)(c)
.................. 1,990 2,107,561
Series 2019-C52, Class C, 3.56%, 08/15/52 520 510,086
Series 2021-C59, Class A5, 2.63%,
04/15/54 .................... 500 502,123
WFRBS Commercial Mortgage Trust
Series 2014-C21, Class A4, 3.41%,
08/15/47 .................... 569 582,714
Series 2014-C22, Class C, 3.76%,
09/15/57
(c)
................... 63 63,870
Series 2014-LC14, Class A4, 3.77%,
03/15/47 .................... 865 889,015
75,324,733
Interest Only Collateralized Mortgage Obligations — 0.4%
(c)
Alternative Loan Trust, Series 2006-45T1,
Class 2A8, (LIBOR USD 1 Month + 6.60%),
6.49%, 02/25/37 ................. 802 238,463
GSR Mortgage Loan Trust, Series 2007-3F,
Class 4A2, (LIBOR USD 1 Month + 6.70%),
6.59%, 05/25/37 ................. 4,267 918,473
1,156,936
Interest Only Commercial Mortgage-Backed Securities — 0.7%
(c)
BANK, Series 2017-BNK9, Class XA, 0.77%,
11/15/54 ....................... 4,158 154,446
BBCMS Mortgage Trust
Series 2020-C7, Class XA, 1.63%, 04/15/53 3,019 289,106
Series 2020-C7, Class XB, 0.99%, 04/15/53 1,000 75,937
Benchmark Mortgage Trust, Series 2020-B17,
Class XB, (LIBOR USD 1 Month + 0.00%),
0.53%, 03/15/53 ................. 15,395 538,363

BlackRock U.S. Mortgage Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
January 31, 2022
Security
Par (000)
Par (000) Value
Interest Only Commercial Mortgage-Backed Securities (continued)
Citigroup Commercial Mortgage Trust, Series
2020-420K, Class X, 0.80%, 11/10/42
(b)
.. USD 3,975 $ 247,748
CSAIL Commercial Mortgage Trust
Series 2018-C14, Class XA, 0.57%,
11/15/51 .................... 1,135 37,078
Series 2019-C16, Class XA, 1.56%,
06/15/52 .................... 3,935 364,349
UBS Commercial Mortgage Trust, Series 2019-
C17, Class XA, 1.48%, 10/15/52 ...... 3,264 287,452
Wells Fargo Commercial Mortgage Trust,
Series 2017-C41, Class XA, 1.19%,
11/15/50 ....................... 3,740 201,860
2,196,339
Total Non-Agency Mortgage-Backed Securities — 44.3%
(Cost: $130,681,901) ............................. 131,408,385
U.S. Government Sponsored Agency Securities — 68.4%
Collateralized Mortgage Obligations — 1.5%
Federal Home Loan Mortgage Corp.
Series 4161, Class BW, 2.50%, 02/15/43 . 200 204,092
Series 4398, Class ZX, 4.00%, 09/15/54 . 334 375,406
Federal Home Loan Mortgage Corp. Structured
Agency Credit Risk Debt Variable Rate
Notes, Series 2020-HQA5, Class B1,
(SOFR30A + 4.00%), 4.05%, 11/25/50
(b)(c)
1,000 1,045,334
Federal Home Loan Mortgage Corp. Variable
Rate Notes, Series 2411, Class FJ, (LIBOR
USD 1 Month + 0.35%), 0.46%, 12/15/29
(c)
3 2,753
Federal National Mortgage Association
Series 2010-134, Class KZ, 4.50%, 12/25/40 134 135,838
Series 2010-141, Class LZ, 4.50%, 12/25/40 260 268,797
Series 2011-8, Class ZA, 4.00%, 02/25/41 406 427,008
Series 2011-131, Class LZ, 4.50%, 12/25/41 154 157,106
Series 2012-107, Class QZ,
3.50%, 10/25/42 ............... 416 445,171
Series 2018-21, Class CA, 3.50%, 04/25/45 192 194,549
Federal National Mortgage Association
Variable Rate Notes, Series 2018-32,
Class PS, (LIBOR USD 1 Month + 7.23%),
7.11%, 05/25/48
(c)
................ 216 231,932
Government National Mortgage Association
Series 2016-123, Class LM,
3.00%, 09/20/46 ............... 200 207,965
Series 2019-5, Class P, 3.50%, 07/20/48 . 247 255,199
Series 2019-29, Class HY, 3.50%, 03/20/49 100 109,391
Government National Mortgage Association
Variable Rate Notes, Series 2014-107, Class
WX, 6.80%, 07/20/39
(c)
............. 236 268,268
4,328,809
Commercial Mortgage-Backed Securities — 1.0%
Federal Home Loan Mortgage Corp. Multifamily
Structured Pass-Through Certificates
Variable Rate Notes, Series W5FX, Class
AFX, 3.34%, 04/25/28
(c)
............ 559 596,967
Federal Home Loan Mortgage Corp. Variable
Rate Notes
(c)
Series 2019-SB60, Class A10F,
3.31%, 01/25/29 ............... 626 641,935
Series 2019-SB61, Class A10F,
3.17%, 01/25/29 ............... 551 565,841
Series 2020-K737, Class B,
3.30%, 01/25/53
(b)
.............. 333 343,944
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Federal National Mortgage Association ACES
Variable Rate Notes, Series 2019-M1, Class
A2, 3.55%, 09/25/28
(c)
............. USD 437 $ 479,497
Government National Mortgage Association,
Series 2019-53, Class V, 2.75%, 08/16/31 202 204,562
2,832,746
Interest Only Collateralized Mortgage Obligations — 1.2%
Federal Home Loan Mortgage Corp.
Series 4062, Class GI, 4.00%, 02/15/41 . 163 11,189
Series 4533, Class JI, 5.00%, 12/15/45 .. 172 33,208
Series 5159, Class KI, 3.00%, 11/25/51 .. 745 86,858
Series 5159, Class PI, 3.00%, 11/25/51 .. 1,074 111,192
Series 5176, Class QI, 3.00%, 12/25/51 . 688 73,112
Federal Home Loan Mortgage Corp. Variable
Rate Notes
(c)
Series 4119, Class SC, (LIBOR USD 1
Month + 6.15%), 6.04%, 10/15/42 ... 836 148,244
Series 4901, Class CS, (LIBOR USD 1
Month + 6.10%), 5.99%, 07/25/49 ... 610 101,997
Series 4941, Class SH, (LIBOR USD 1
Month + 5.95%), 5.84%, 12/25/49 ... 583 91,227
Federal National Mortgage Association
Series 2013-10, Class PI, 3.00%, 02/25/43 576 52,150
Series 2014-68, Class YI, 4.50%, 11/25/44 268 48,652
Series 2015-74, Class IA, 6.00%, 10/25/45 1,190 258,761
Series 2015-77, 6.00%, 10/25/45 ...... 1,403 305,070
Series 2017-68, Class IE, 4.50%, 09/25/47 804 127,913
Series 2021-23, Class CI, 3.50%, 07/25/46 783 129,891
Series 2021-41, 3.50%, 07/25/51 ...... 936 148,212
Federal National Mortgage Association Variable
Rate Notes
(c)
Series 2016-60, Class SD, (LIBOR USD 1
Month + 6.10%), 5.99%, 09/25/46 ... 1,282 200,545
Series 2016-78, Class CS, (LIBOR USD 1
Month + 6.10%), 5.99%, 05/25/39 ... 1,647 256,458
Series 2017-70, Class SA, (LIBOR USD 1
Month + 6.15%), 6.04%, 09/25/47 ... 794 143,407
Series 2019-5, Class SA, (LIBOR USD 1
Month + 6.10%), 5.99%, 03/25/49 ... 988 165,639
Series 2019-25, Class SA, (LIBOR USD 1
Month + 6.05%), 5.94%, 06/25/49 ... 3,748 708,772
Series 2019-35, Class SA, (LIBOR USD 1
Month + 6.10%), 5.99%, 07/25/49 ... 470 80,560
Government National Mortgage Association
Series 2017-139, Class IB, 4.50%, 09/20/47 648 105,765
Series 2017-144, Class DI, 4.50%, 09/20/47 444 73,784
Series 2021-104, Class IH, 3.00%, 06/20/51 1,154 155,860
Government National Mortgage Association
Variable Rate Notes, Series 2017-101,
Class SL, (LIBOR USD 1 Month + 6.20%),
6.10%, 07/20/47
(c)
................ 539 86,431
3,704,897
Interest Only Commercial Mortgage-Backed Securities — 0.7%
(c)
Federal Home Loan Mortgage Corp. Multifamily
Structured Pass-Through Certificates
Variable Rate Notes
Series K110, Class X1, 1.70%, 04/25/30 . 5,335 623,376
Series K722, Class X1, 1.31%, 03/25/23 . 3,246 30,094
Government National Mortgage Association
Variable Rate Notes
Series 2013-63, 0.77%, 09/16/51 ...... 10,682 286,906
Series 2016-45, 0.80%, 02/16/58 ...... 2,248 96,221
Series 2016-151, 0.94%, 06/16/58 ..... 11,751 578,420
Series 2017-64, 0.75%, 11/16/57 ...... 2,741 134,473

BlackRock U.S. Mortgage Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
January 31, 2022
Security
Par (000)
Par (000) Value
Interest Only Commercial Mortgage-Backed Securities (continued)
Series 2020-43, 1.27%, 11/16/61 ...... USD 2,230 $ 182,612
1,932,102
Mortgage-Backed Securities — 64.0%
Federal Home Loan Mortgage Corp.
2.50%, 03/01/30 - 04/01/31 .......... 816 839,466
3.00%, 09/01/27 - 12/01/46 .......... 1,126 1,169,843
3.50%, 12/01/41 - 01/01/48 .......... 1,424 1,515,935
4.00%, 08/01/40 - 12/01/45 .......... 455 491,543
4.50%, 07/01/26 - 09/01/48 .......... 614 669,732
5.00%, 05/01/35 - 02/01/42 .......... 776 868,637
5.50%, 02/01/35 - 06/01/41 .......... 436 494,168
6.00%, 08/01/28 - 11/01/39 .......... 22 24,670
Federal National Mortgage Association
3.50%, 11/01/46 ................. 442 469,529
4.00%, 01/01/41 ................. 33 35,747
6.00%, 07/01/39 ................. 346 385,912
Federal National Mortgage Association Variable
Rate Notes
(c)
3.09%, 09/01/27 ................. 183 192,936
3.16%, 03/01/27 ................. 652 688,260
Government National Mortgage Association
2.00%, 02/15/52
(e)
................ 7,404 7,319,548
2.50%, 02/15/52
(e)
................ 6,790 6,832,437
3.00%, 02/15/45 - 01/20/51 .......... 928 952,625
3.00%, 02/15/52
(e)
................ 12,256 12,544,915
3.50%, 01/15/42 - 10/20/46 .......... 1,073 1,138,003
3.50%, 02/15/52
(e)
................ 3,300 3,417,562
4.00%, 04/20/39 - 01/15/48 .......... 1,524 1,641,062
4.00%, 06/20/50
(f)
................ 2,006 2,106,564
4.00%, 02/15/52
(e)
................ 558 583,328
4.50%, 09/20/39 - 04/20/47 .......... 1,983 2,184,375
5.00%, 12/15/34 - 07/20/44 .......... 1,342 1,523,602
5.50%, 07/15/38 - 12/20/41 .......... 464 528,726
6.50%, 10/15/38 - 02/20/41 .......... 167 190,515
Uniform Mortgage-Backed Securities
1.50%, 02/25/37 - 02/25/52
(e)
......... 8,437 8,133,373
2.00%, 10/01/31 - 03/01/32 .......... 625 630,151
2.00%, 02/25/37 - 02/25/52
(e)
......... 37,914 37,127,063
2.50%, 04/01/30 - 03/01/32 .......... 1,290 1,326,560
2.50%, 02/25/37 - 02/25/52
(e)
......... 55,756 55,696,681
3.00%, 04/01/28 - 08/01/50 .......... 3,687 3,839,382
3.00%, 02/25/52
(e)
................ 10,000 10,215,596
3.50%, 11/01/27 - 04/01/48 .......... 2,275 2,400,889
3.50%, 02/25/52
(e)
................ 6,574 6,849,339
4.00%, 08/01/31 - 05/01/49 .......... 2,466 2,667,562
4.00%, 02/25/52
(e)
................ 6,544 6,913,758
4.50%, 07/01/24 - 07/01/48 .......... 2,245 2,457,807
5.00%, 01/01/23 - 06/01/39 .......... 1,320 1,471,289
5.50%, 06/01/24 - 03/01/40 .......... 634 713,582
6.00%, 12/01/32 - 09/01/40 .......... 444 505,423
6.50%, 09/01/36 - 05/01/40 .......... 122 139,918
189,898,013
Total U.S. Government Sponsored Agency Securities — 68.4%
(Cost: $203,134,836) ............................. 202,696,567
Total Long-Term Investments — 133.1%
(Cost: $391,854,993) ............................. 394,575,768
Security
Par (000)
Pa r (000) Value
Short-Term Securities — 21.4%
Certificates of Deposit — 6.0%
Yankee — 6.0%
(g)
Bank of Nova Scotia, Houston,
0.20%, 09/23/22 ................. USD 8,900 $ 8,872,094
MUFG Bank Ltd., New York, 0.21%, 09/20/22 9,000 8,973,176
17,845,270
Total Certificates of Deposit — 6.0%
(Cost: $17,900,000) .............................. 17,845,270
Shares
Shares
Money Market Funds — 0.7%
Dreyfus Treasury Prime Cash Management
Institutional Shares, 0.01%
(h)
......... 1,943,301 1,943,301
Total Money Market Funds — 0.7%
(Cost: $1,943,301) .............................. 1,943,301
Par (000)
Pa r (000)
U.S. Treasury Obligations — 14.7%
U.S. Treasury Bills
( i )
0.04%, 03/17/22 ................. 387 386,985
0.04%, 03/24/22 ................. 579 578,937
0.05%, 03/31/22 ................. 772 771,869
0.05%, 04/07/22 ................. 2,506 2,505,372
0.05%, 04/14/22 ................. 3,301 3,300,107
0.05%, 04/21/22 ................. 14,628 14,622,663
0.06%, 04/28/22 ................. 716 715,679
0.06%, 05/05/22 ................. 2,252 2,250,720
0.06%, 05/19/22 ................. 1,760 1,758,599
0.09%, 05/26/22 ................. 3,013 3,010,472
0.12%, 06/09/22 ................. 11,804 11,790,979
0.12%, 06/16/22 ................. 310 309,614
0.16%, 06/23/22 ................. 124 123,837
0.19%, 06/30/22 ................. 855 853,805
0.32%, 07/07/22 ................. 164 163,720
0.30%, 07/14/22 ................. 149 148,712
0.35%, 07/21/22 ................. 357 356,279
0.44%, 07/28/22 ................. 155 154,653
Total U.S. Treasury Obligations — 14.7%
(Cost: $43,820,940) .............................. 43,803,002
Total Short-Term Securities — 21.4%
(Cost: $63,664,241) .............................. 63,591,573
Total Options Purchased — 0.0%
(Cost: $168,941) ................................ 153,997
Total Investments Before Options Written and TBA Sale
Commitments — 154.5%
(Cost: $455,688,175 ) ............................. 458,321,338
Total Options Written — (0.2)%
(Premium Received — $952,104) .................... (726,984)

BlackRock U.S. Mortgage Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
January 31, 2022
Security
Par (000)
Pa r (000) Value
TBA Sale Commitments — (0.6)%
Mortgage-Backed Securities — (0.6)%
Uniform Mortgage-Backed Securities,
2.00%, 02/25/52
(e)
................ USD 1,968 $ (1,918,493)
Total TBA Sale Commitments — (0.6)%
(Proceeds: $1,919,415) ........................... (1,918,493)
Total Investments Net of Options Written and TBA Sale
Commitments — 153.7%
(Cost: $452,816,656 ) ............................. 455,675,861
Liabilities in Excess of Other Assets — (53.7)% ........... (159,167,567)
Net Assets — 100.0% .............................. $ 296,508,294
(a)
Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(d)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)
Represents or includes a TBA transaction.
(f)
All or a portion of the security has been pledged as collateral in connection with outstanding TBA commitments.
(g)
Issuer is a U.S. branch of a foreign domiciled bank.
(h)
Annualized 7-day yield as of period end.
(i)
Rates are discount rates or a range of discount rates as of period end.

BlackRock U.S. Mortgage Portfolio

Schedule of Investments
(unaudited) (continued)
January 31, 2022
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
U.S. Treasury 10 Year Note ................................................... 109 03/22/22 $ 13,952 $ 6,957
U.S. Treasury 10 Year Ultra Note ............................................... 50 03/22/22 7,141 (63,343)
U.S. Treasury Long Bond .................................................... 36 03/22/22 5,600 (113,235)
U.S. Treasury Ultra Bond .................................................... 36 03/22/22 6,786 (181,047)
U.S. Treasury 2 Year Note .................................................... 269 03/31/22 58,268 (447,645)
(798,313)
Short Contracts
90-day Eurodollar ......................................................... 5 03/14/22 1,243 3,067
U.S. Treasury 5 Year Note .................................................... 324 03/31/22 38,634 392,179
90-day Eurodollar ......................................................... 5 06/13/22 1,239 5,530
90-day Eurodollar ......................................................... 5 09/19/22 1,235 8,068
90-day Eurodollar ......................................................... 5 12/19/22 1,232 8,406
417,250
$ (381,063)
OTC Interest Rate Swaptions Purchased
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
Put
10-Year Interest Rate Swap
(a)
2.15% Semi-Annual 1 day SOFR Annual Barclays Bank plc 12/12/22 2.15 % USD 4,400 $ 61,443
10-Year Interest Rate Swap
(a)
2.15% Semi-Annual 1 day SOFR Annual Deutsche Bank AG 01/20/23 2.15 USD 6,000 92,554
$ 153,997
(a)
Forward settling swaption.
Exchange-Traded Options Written
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
U.S. Treasury 10 Year Note ...................... 37 02/18/22 USD 128.50 USD 3,700 $ (13,297)
Put
U.S. Treasury 10 Year Note ...................... 37 02/18/22 USD 128.50 USD 3,700 (32,374)
$ (45,671)
OTC Interest Rate Swaptions Written
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
Call
10-Year Interest Rate Swap
(a)
1.75% Semi-Annual 3 month LIBOR Quarterly Bank of America NA 02/28/22 1.75 % USD 3,000 $ (10,606)
10-Year Interest Rate Swap
(a)
1.75% Semi-Annual 3 month LIBOR Quarterly Deutsche Bank AG 03/02/22 1.75 USD 1,000 (3,829)
10-Year Interest Rate Swap
(a)
1.84% Semi-Annual 3 month LIBOR Quarterly Barclays Bank plc 04/20/22 1.84 USD 5,300 (59,153)
10-Year Interest Rate Swap
(a)
1.99% Semi-Annual 3 month LIBOR Quarterly Deutsche Bank AG 10/28/22 1.99 USD 5,400 (142,135)
(215,723)

BlackRock U.S. Mortgage Portfolio

Schedule of Investments
(unaudited) (continued)
January 31, 2022
OTC Interest Rate Swaptions Written (continued)
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
Put
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.75% Semi-Annual Bank of America NA 02/28/22 1.75 % USD 3,000 $ (46,738)
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.75% Semi-Annual Deutsche Bank AG 03/02/22 1.75 USD 1,000 (15,731)
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.84% Semi-Annual Barclays Bank plc 04/20/22 1.84 USD 5,300 (93,510)
2-Year Interest Rate Swap
(a)
. 3 month LIBOR Quarterly 0.95% Semi-Annual Deutsche Bank AG 04/28/22 0.95 USD 14,600 (171,499)
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.99% Semi-Annual Deutsche Bank AG 10/28/22 1.99 USD 5,400 (138,112)
(465,590)
$ (681,313)
(a)
Forward settling swaption.
Centrally Cleared Interest Rate Swap s
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1.68% Semi-Annual 3 month LIBOR Quarterly 06/24/22 USD 5,000 $ (30,972) $ — $ (30,972)
1.72% Semi-Annual 3 month LIBOR Quarterly 06/26/22 USD 1,300 (8,406) — (8,406)
1.84% Semi-Annual 3 month LIBOR Quarterly 07/18/22 USD 1,900 (12,940) — (12,940)
3 month LIBOR Quarterly 1.62% Semi-Annual 07/21/22 USD 6,200 34,829 — 34,829
3 month LIBOR Quarterly 1.63% Semi-Annual 07/21/22 USD 3,500 19,871 — 19,871
1.81% Semi-Annual 3 month LIBOR Quarterly 07/25/22 USD 1,400 (9,096) — (9,096)
1.78% Semi-Annual 3 month LIBOR Quarterly 07/26/22 USD 3,000 (18,989) — (18,989)
3 month LIBOR Quarterly 1.60% Semi-Annual 08/04/22 USD 5,900 75,170 — 75,170
1.53% Semi-Annual 3 month LIBOR Quarterly 08/08/22 USD 4,000 (47,792) — (47,792)
3 month LIBOR Quarterly 1.42% Semi-Annual 09/10/22 USD 1,700 17,285 — 17,285
0.05% Quarterly 1 day Fed Funds Quarterly 10/21/22 USD 133 583 — 583
1 day SOFR Quarterly 0.05% Quarterly 10/21/22 USD 133 (519) — (519)
0.71% Semi-Annual 3 month LIBOR Quarterly 11/03/23 USD 7,770 60,973 — 60,973
0.18% Quarterly 1 day Fed Funds Quarterly 10/21/25 USD 159 7,105 — 7,105
1 day SOFR Quarterly 0.17% Quarterly 10/21/25 USD 159 (7,047) — (7,047)
2.85% Semi-Annual 3 month LIBOR Quarterly 12/21/28 USD 1,000 (71,933) — (71,933)
1.61% Semi-Annual 3 month LIBOR Quarterly 10/01/29 USD 2,000 20,449 — 20,449
0.56% Quarterly 1 day Fed Funds Quarterly 10/21/30 USD 47 3,965 — 3,965
1 day SOFR Quarterly 0.53% Quarterly 10/21/30 USD 47 (3,987) — (3,987)
$ 28,549 $ — $ 28,549
OTC Credit Default Swap s — Buy Protection
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency Counterparty
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
CMBX.NA.9.BBB- ......... 3.00 % Monthly JPMorgan Securities LLC 09/17/58 USD 3,100 $ 333,339 $ 303,791 $ 29,548
$ – $ – $ –

BlackRock U.S. Mortgage Portfolio

Schedule of Investments
(unaudited) (continued)
January 31, 2022
OTC Credit Default Swap s — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency Counterparty
Termination
Date
Credit
Rating
(a)
Notional
Amount
(000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
CMBX.NA.9.A ........ 2.00 % Monthly
Goldman Sachs
International 09/17/58 NR USD 275 $ (1,894) $ (5,063) $ 3,169
CMBX.NA.9.A ........ 2.00 Monthly
Morgan Stanley & Co.
International plc 09/17/58 NR USD 275 (1,894) (5,143) 3,249
CMBX.NA.9.BBB- ..... 3.00 Monthly Deutsche Bank AG 09/17/58 NR USD 3,100 (333,337) (332,493) (844)
CMBX.NA.9.BBB- ..... 3.00 Monthly
Goldman Sachs
International 09/17/58 NR USD 1,790 (192,476) (75,908) (116,568)
CMBX.NA.9.BBB- ..... 3.00 Monthly
Morgan Stanley & Co.
International plc 09/17/58 NR USD 935 (100,539) (238,519) 137,980
$ (630,140) $ (657,126) $ 26,986
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1 day Fed Funds ...................................... 1 day Fed Funds 0.08%
1 day SOFR ......................................... Secured Overnight Financing Rate 0.05
3 month LIBOR ....................................... London Interbank Offered Rate 0.31
Glossary of Terms Used in this Report
Currency Abbreviation
USD United States Dollar
Portfolio Abbreviation
CSMC Credit Suisse Mortgage Capital
CWABS Countrywide Asset-Backed Certificates
LIBOR London Interbank Offered Rate
OTC Over-the-counter
REMIC Real Estate Mortgage Investment Conduit
SOFR Secured Overnight Financing Rate
TBA To-be-announced

BlackRock U.S. Mortgage Portfolio

Schedule of Investments
(unaudited) (continued)
January 31, 2022
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•     Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•     Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities
      (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
•     Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available
      (including the BlackRock Global Valuation Methodologies Committee's (the "Global Valuation Committee's") assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for
Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities .................................... $ — $ 56,383,333 $ 2,874,605 $ 59,257,938
Corporate Bonds ........................................ — 1,212,878 — 1,212,878
Non-Agency Mortgage-Backed Securities ........................ — 127,537,587 3,870,798 131,408,385
U.S. Government Sponsored Agency Securities .................... — 202,696,567 — 202,696,567
Short-Term Securities
Certificates of Deposit ..................................... — 17,845,270 — 17,845,270
Money Market Funds ...................................... 1,943,301 — — 1,943,301
U.S. Treasury Obligations ................................... — 43,803,002 — 43,803,002
Options Purchased
Interest rate contracts ...................................... — 153,997 — 153,997
Liabilities
Investments
TBA Sale Commitments .................................... — (1,918,493) — (1,918,493)
$ 1,943,301 $ 447,714,141 $ 6,745,403 $ 456,402,845
Derivative Financial Instruments
(a)
Assets
Credit contracts ........................................... $ — $ 173,946 $ — $ 173,946
Interest rate contracts ....................................... 424,207 240,230 — 664,437
Liabilities
Credit contracts ........................................... — (117,412) — (117,412)
Interest rate contracts ....................................... (850,941) (892,994) — (1,743,935)
$ (426,734) $ (596,230) $ — $ (1,022,964)
(a)
Derivative financial instruments are swaps, futures contracts and options written. Swaps and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

BlackRock U.S. Mortgage Portfolio

Schedule of Investments
(unaudited) (continued)
January 31, 2022
A reconciliation of Level 3 financial instruments is presented when the Fund had a significant amount of Level 3 investments and derivative financial instruments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:
Asset-
Backed
Securities
Non-Agency
Mortgage-
Backed
Securities
U.S.
Government
Sponsored
Agency
Securities Total
Investments
Assets
Opening balance, as of April 30, 2021 .................................................................... $ 2,636,938 $ 8,239,498 $ 970,958 $ 11,847,394
Transfers into Level 3
(a)
............................................................................. 2,468,156 — — 2,468,156
Transfers out of Level 3
(b)
............................................................................ (2,134,921) (6,681,386) (970,958) (9,787,265)
Other ........................................................................................ — — — —
Accrued discounts/premiums .......................................................................... 14,746 3,400 — 18,146
Net realized gain ................................................................................. 46,609 — — 46,609
Net change in unrealized appreciation (depreciation)
(c)
......................................................... (111,612) 70,377 — (41,235)
Purchases ...................................................................................... 451,205 3,886,168 — 4,337,373
Sales ......................................................................................... (496,516) (1,647,259) — (2,143,775)
Closing balance, as of January 31, 2022 ..................................................................
$ 2,874,605 $ 3,870,798 $ — $ 6,745,403
Net change in unrealized appreciation (depreciation) on investments still held at January 31, 2022
(c)
...........................
$ (111,612) $ 28,489 $ — $ (83,123)
(a)
As of April 30, 2021, the Fund used observable inputs in determining the value of certain investments. As of January 31, 2022, the Fund used significant unobservable inputs in determining the value of the same investments. As a result, investments at beginning of period value were transferred from Level 2 to Level 3 in the fair value hierarchy.
(b)
As of April 30, 2021, the Fund used significant unobservable inputs in determining the value of certain investments. As of January 31, 2022, the Fund used observable inputs in determining the value of the same investments. As a result, investments at beginning of period value were transferred from Level 3 to Level 2 in the fair value hierarchy.
(c)
Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at January 31, 2022 is generally due to investments no longer held or categorized as Level 3 at period end.
The Fund’s financial instruments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 financial instruments.